INCOME TAX EXPENSE (Tables)	12 Months Ended
Dec. 31, 2021
Income tax [Abstract]
Schedule of major components of tax expense (income)

For the years ended December 31	2021	2020
Tax on profit
Current tax
Charge for the year	$1,031	$1,122
Adjustment in respect of prior years[1]	(32)	59
	$999	$1,181
Deferred tax
Origination and reversal of temporary differences in the current year	$289	$263
Adjustment in respect of prior years[1]	56	(112)
	$345	$151
Income tax expense	$1,344	$1,332
Tax expense related to continuing operations
Current
Canada	($9)	$14
International	1,008	1,167
	$999	$1,181
Deferred
Canada	$38	($6)
International	307	157
	$345	$151
Income tax expense	$1,344	$1,332
1Includes adjustments to equalize the difference between prior year's tax return and the year-end provision. The 2020 amount also includes a current tax expense and a deferred tax recovery from the resolution of all outstanding disputes between Barrick and the GoT.
Schedule of reconciliation to Canadian statutory rate

Reconciliation to Canadian Statutory Rate
For the years ended December 31	2021	2020
At 26.5% statutory rate	$1,228	$1,311
Increase (decrease) due to:
Allowances and special tax deductions[1]	(138)	(151)
Impact of foreign tax rates[2]	(84)	(32)
Expenses not tax deductible	118	154
Taxable gains on sales of long-lived assets	24	—
Net currency translation (gains) losses on current and deferred tax balances	23	(19)
Tax impact from pass-through entities and equity accounted investments	(330)	(309)
Current year tax gains not recognized	(18)	(9)
Recognition and de-recognition of deferred tax assets	(31)	(61)
Adjustments in respect of prior years	24	(53)
Increase to income tax related contingent liabilities	19	42
Impact of tax rate changes	66	1
Withholding taxes	110	100
Mining taxes	323	383
Tax impact of amounts recognized within accumulated OCI	8	(21)
Other items	2	(4)
Income tax expense	$1,344	$1,332
1We are able to claim certain allowances, incentives and tax deductions unique to extractive industries that result in a lower effective tax rate.
2We operate in multiple foreign tax jurisdictions that have tax rates different than the Canadian statutory rate.